Schedule of recoverable taxes (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Total recoverable taxes		R$ 2,620,375	R$ 2,543,946
Current		1,655,349	1,605,494
Non-current		965,026	938,452
State Value Added Tax [Member]
IfrsStatementLineItems [Line Items]
Total recoverable taxes		1,162,900	1,002,926
Brazilian Federal Contributions [Member]
IfrsStatementLineItems [Line Items]
Total recoverable taxes	[1]	1,352,100	1,417,081
Other Taxes [Member]
IfrsStatementLineItems [Line Items]
Total recoverable taxes		R$ 105,375	R$ 123,939

[1]	The accumulated tax credits arise basically from PIS and COFINS credits on purchases of raw materials used in production. The realization of these credits normally occurs through offsetting against domestic sales transactions and through offsetting against other federal taxes payable by the Company. As of June 2021, the Company had fully offset the PIS and COFINS credit balances referring to the period from 2001 to 2014, resulting from the exclusion of ICMS from the PIS and COFINS calculation basis, whose Injunction and Special Appeal filed in 2006, became final and unappealable on September 20, 2018.